NATIXIS FUNDS

Supplement dated June 1, 2020 to the Statement of Additional Information dated, April 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles Global Growth Fund	Vaughan Nelson Select Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective June 1, 2020, the fourth paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds. Although the Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (5) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case-by-case basis whether it is appropriate for the Funds. to rely on such common law, professional or statutory duties. The Board exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (7) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

NATIXIS FUNDS

Supplement dated June 1, 2020 to the Statement of Additional Information dated, May 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

AlphaSimplex Global Alternatives Fund	Gateway Fund
AlphaSimplex Managed Futures Strategy Fund	Gateway Equity Call Premium Fund
AlphaSimplex Multi-Asset Fund	Loomis Sayles Intermediate Municipal Bond Fund
AlphaSimplex Tactical U.S. Market Fund	Loomis Sayles Strategic Alpha Fund

Effective June 1, 2020, the fourth paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds Although each Trust may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case-by-case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Board exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Funds’ chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (6) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

NATIXIS FUNDS

Supplement dated June 1, 2020 to the Statement of Additional Information dated, May 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Oakmark International Fund
Mirova Global Green Bond Fund	Natixis U.S. Equity Opportunities Fund
Mirova Global Sustainable Equity Fund	Vaughan Nelson Small Cap Value Fund
Mirova International Sustainable Equity Fund	Vaughan Nelson Value Opportunity Fund

Effective June 1, 2020, the fourth paragraph in the section “Portfolio Holdings Information” is amended and restated as follows:

As of the date of this Statement, the only entities that receive information pursuant to this exception are Advent Software, Inc. (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to Small Cap Value Fund and Value Opportunity Fund; Confluence Technologies, Inc. (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to quarterly Form N-PORT filings; Donnelley Financial Solutions (quarterly, or more frequently as needed, disclosure of full portfolio holdings) for the purpose of performing certain functions related to the production of the Funds’ semiannual financial statements, quarterly Form N-PORT filings and other related items; Bloomberg (daily disclosure of full portfolio holdings, provided next business day) for the purpose of performing attribution analysis with respect to Investment Grade Bond Fund, and portfolio analytics for Global Green Bond Fund, Global Sustainable Equity Fund and International Sustainable Equity Fund; Charles River Systems, Inc. (daily disclosure of full portfolio holdings) for trade order management services with respect to Natixis Oakmark Fund and Natixis Oakmark International Fund; Electra (daily disclosure of full portfolio holdings) for the purpose of performing certain electronic reconciliations with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Investment Grade Bond Fund, High Income Fund and U.S. Equity Opportunities Fund; Ernst & Young LLP (annually, or more frequently as needed, disclosure of foreign equity securities) for the purpose of performing certain functions related to the production of the Funds’ federal income and excise tax returns; ICE Data Services (daily disclosure of full portfolio holdings) for the purpose of performing functions related to the liquidity classification of investments; Solutions Atlantic, Inc. (daily disclosure of full portfolio holdings) for regulatory reporting services with respect to Natixis Oakmark Fund and Natixis Oakmark International Fund; Wilshire (periodic disclosure of full portfolio holdings) for the purpose of performing due diligence with respect to the Global Green Bond Fund and the International Sustainable Equity Fund. These entities may in turn disclose portfolio holdings information to its affiliates and third parties in connection with the provision of services to the Funds. Although the Trusts may enter into written confidentiality agreements, in other circumstances, such as those described in (4) above, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Funds’ officers determine on a case-by-case basis whether it is appropriate for the Funds to rely on such common law, professional or statutory duties. The Funds’ Board exercises oversight of the disclosure of the Funds’ portfolio holdings by, among other things, receiving and reviewing reports from the Funds’ chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings or from officers of the Funds in connection with proposed new exceptions or new disclosures pursuant to item (6) above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.